Operating leases and other commitment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Begininng balance	$ 422,297	$ 135,541
Renewed office lease	0	144,169
Accumulated amortization	(111,212)	(130,614)
Ending balance	$ 311,085	$ 149,096